Warrant liabilities (Details) - Warrant [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jun. 30, 2024 ¥ / shares
Class of Warrant or Right [Line Items]
Share price | (per share)	$ 0.82	$ 3.55	¥ 5.84
Risk-free interest rate	4.50%	3.95%
Volatility	61.30%	60.60%
Exercise price | (per share)	$ 115.00	$ 11.50	¥ 819.58
Warrant life (yr)	3 years 2 months 15 days	3 years 8 months 15 days
Warrant life (yr)	3 years 2 months 15 days